16. Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	R$ 255,050	R$ 302,383	R$ 325,076
Additions	50,645	18,920	27,631
Transfers	1,458	(14,697)	(13,803)
Write-offs and disposals	(108)	(279)	(236)
Depreciation	(39,433)	(51,277)	(36,285)
Property, plant, and equipment, ending	267,612	255,050	302,383
Land
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	92,507	92,494	102,708
Additions	0	0	0
Transfers	472	13	(10,214)
Write-offs and disposals	0	0	0
Depreciation	0	0	0
Property, plant, and equipment, ending	92,979	92,507	92,494
Buildings
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	42,360	43,262	45,891
Additions	73	86	0
Transfers	0	1,358	(911)
Write-offs and disposals	0	0	(45)
Depreciation	(2,308)	(2,346)	(1,673)
Property, plant, and equipment, ending	40,125	42,360	43,262
Equipment
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	103,803	149,140	162,218
Additions	46,473	17,627	26,061
Transfers	986	(15,945)	(6,380)
Write-offs and disposals	(81)	(178)	(181)
Depreciation	(35,095)	(46,841)	(32,578)
Property, plant, and equipment, ending	116,086	103,803	149,140
Transportation
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	3,680	4,531	5,692
Additions	589	0	214
Transfers	0	(33)	(556)
Write-offs and disposals	0	(27)	0
Depreciation	(796)	(791)	(819)
Property, plant, and equipment, ending	3,473	3,680	4,531
Furniture and fixtures
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	11,816	11,986	8,418
Additions	2,972	1,207	511
Transfers	0	(75)	4,258
Write-offs and disposals	(27)	(54)	(10)
Depreciation	(1,183)	(1,248)	(1,191)
Property, plant, and equipment, ending	13,578	11,816	11,986
Other
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	884	970	149
Additions	538	0	845
Transfers	0	(15)	0
Write-offs and disposals	0	(20)	0
Depreciation	(51)	(51)	(24)
Property, plant, and equipment, ending	R$ 1,371	R$ 884	R$ 970